GOODWILL (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Changes in carrying amount of goodwill
Balance at the beginning of the period, Gross Amount	¥ 2,634		¥ 2,269	¥ 176
Balance at the beginning of the period, Accumulated Impairment Loss	(4)		(4)	(4)
Balance at the beginning of the period, Net Amount	2,630		2,265	172
Increase in goodwill related to acquisitions	27		365	2,093
Balance at the end of the period, Gross Amount	2,661		2,634	2,269
Balance at the end of the period, Accumulated Impairment Loss	(4)		(4)	(4)
Balance at the end of the period, Net Amount	¥ 2,657	$ 382	¥ 2,630	¥ 2,265